Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	$ 1,588,588	$ 1,178,676	$ 1,040,914
Liabilities	1,264,340	883,096	763,830
Capital	284,938	280,158	269,657
Net income	39,310	15,422	7,427
Santander Corredora de Seguros Limitada [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	92,541	88,492	79,936
Liabilities	13,093	13,388	10,777
Capital	71,121	69,129	70,554
Net income	8,327	1,975	(1,395)
Santander Corredores de Bolsa Limitada [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	321,411	98,496	94,802
Liabilities	270,952	51,649	49,038
Capital	46,863	45,396	45,053
Net income	3,596	1,451	711
Santander Asesorias Financieras Limitada [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	60,640	54,731	52,070
Liabilities	2,725	1,683	1,142
Capital	53,082	50,900	51,454
Net income	4,833	2,148	(526)
Santander S.A. Sociedad Securitizadora [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	1,107	810	630
Liabilities	398	463	175
Capital	857	455	547
Net income	(148)	(108)	(92)
Klare Corredora de Seguros S.A. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	2,153	3,952	6,415
Liabilities	1,440	681	599
Capital	3,272	5,816	7,579
Net income	(2,559)	(2,545)	(1,763)
Santander Consumer Chile S.A. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	884,701	742,700	693,992
Liabilities	784,146	662,945	633,177
Capital	79,755	60,588	49,348
Net income	20,800	19,167	11,467
Santander Gestión de Recaudación y Cobranzas Ltda. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	8,037	6,636	7,789
Liabilities	1,049	1,816	3,108
Capital	4,820	4,681	4,808
Net income	2,168	139	(127)
Bansa Santander S.A. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	213,661	103,927	84,496
Liabilities	189,411	82,917	64,582
Capital	21,011	19,914	19,565
Net income	3,239	1,096	349
Multiplica Spa [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	4,337	4,409	4,336
Liabilities	1,126	253	47
Capital	4,157	1,289	4,476
Net income	$ (946)	$ (133)	$ (187)